UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23080

The Community Development Fund

(Exact name of registrant as specified in charter)

6255 Chapman Field Drive

Miami, Florida 33156

(Address of principal executive offices) (Zip code)

Kenneth H. Thomas. Ph.D.

Community Development Fund Advisors, LLC

6255 Chapman Field Drive

Miami, Florida 33156

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-844-445-4405

Copy To:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

The Community Development Fund

Semi-Annual Report

June 30, 2016

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund’s N-Q forms are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
Description	Face Amount/ Shares	Market Value
MORTGAGE-BACKED SECURITIES — 96.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 96.8%
FHLMC TBA 3.000%, 07/15/43	$2,081,212	$2,157,497
FNMA 3.440%, 06/01/26	1,100,000	1,212,507
3.000%, 06/01/46 to 07/01/46	4,176,443	4,340,390
FNMA TBA 3.000%, 07/01/42 to 08/01/42	10,510,000	10,888,416
GNMA 3.500%, 06/20/46	1,776,040	1,887,246
3.000%, 06/20/46 to 06/20/46	2,149,787	2,250,071
GNMA TBA 3.500%, 07/15/41	1,725,000	1,830,858

TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,487,671)		24,566,985

CASH EQUIVALENT — 65.1%
Fidelity Institutional Government Portfolio, Class I, 0.250% (A)	16,543,009	16,543,009

TOTAL CASH EQUIVALENT (Cost $16,543,009)		16,543,009

TOTAL INVESTMENTS — 161.9% (Cost $41,030,680)		$41,109,994

Percentages are based on Net Assets of $25,391,518.

(A)	The rate reported is the 7-day effective yield as of June 30, 2016.

FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
TBA	— To Be Announced

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016.

Investments in Securities	Level 1	Level 2	Level 3	Total
Morgage-Backed Securities	$—	$24,566,985	$—	$24,566,985
Short-Term Investment	16,543,009	—	—	16,543,009

Total Investments in Securities	$16,543,009	$24,566,985	$—	$41,109,994

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments (Cost $41,030,680)	$41,109,994
Receivable for investment securities sold	40,524,831
Interest and dividends receivable	26,064
Receivable from Investment Adviser (Note 5)	1,976

Total assets	81,662,865

Liabilities:
Payable for investment securities purchased	56,220,890
Payable due to Administrator (Note 4)	11,250
Chief Compliance Officer fees payable (Note 3)	11,066
CRA servicing fees payable (Note 4)	4,135
Payable due to Trustees	983
Other accrued expenses	23,023

Total liabilities	56,271,347

Net assets	$25,391,518

Net assets consist of:
Paid-in capital	$25,100,000
Accumulated net investment loss	(22,373)
Accumulated net realized gain on investments	234,577
Net unrealized appreciation on investments	79,314

Net assets	$25,391,518

Net Asset Value, Offering and Redemption Price Per Share — Class A shares (unlimited authorization — no par value) ($25,391,518 ÷ 2,509,702 shares)	$10.12

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND
FOR THE PERIOD ENDED
JUNE 30, 2016 (Unaudited)*

STATEMENT OF OPERATIONS

Investment income
Dividends	$9,457
Interest	8,339

Total investment income	17,796

Expenses
Accounting and administration fees (Note 4)	22,500
Investment advisory fees (Note 5)	12,051
Chief Compliance Officer fees (Note 3)	11,066
CRA servicing fees (Note 4)	8,034
Trustees’ fees and expenses	983
Legal fees	6,000
Transfer Agent fees	3,770
Audit fees	3,443
Printing fees	2,000
Custodian fees	1,607
Registration fees	1,567
Other	5,472

Total expenses	78,493
Less:
Investment advisory fees waived (Note 5)	(12,051)
Reimbursement from Investment Adviser (Note 5)	(26,273)

Net expenses	40,169

Net investment loss	(22,373)

Net realized gain on:
Investments	234,577
Net change in unrealized appreciation/(depreciation) on:
Investments	79,314

Net realized and unrealized gain	313,891

Net increase in net assets resulting from operations	$291,518

*	The Fund commenced operations on April 29, 2016.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period ended June 30, 2016 (Unaudited)*

Operations:
Net investment loss	$(22,373)
Net realized gain on investments	234,577
Net change in unrealized appreciation/(depreciation) on investments	79,314

Net increase in net assets resulting from operations	291,518

Capital share transactions:
Issued	25,100,000

Increase from capital share transactions	25,100,000

Total increase in net assets	25,391,518

Net assets:
Beginning of period	—

End of period	$25,391,518

Accumulated net investment loss	$(22,373)

Shares transactions:
Issued	2,509,702

Net increase in shares outstanding	2,509,702

*	The Fund commenced operations on April 29, 2016.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	For the period ended June 30, 2016 (Unaudited)*
Net asset value, beginning of period	$10.00

Income/(loss) from operations:(1)
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.13

Total gain from operations	0.12

Net asset value, end of period	$10.12

Total return†	1.20%

Ratios and supplemental data
Net assets, end of period ($ Thousands)	$25,392
Ratio of expenses to average net assets (including waivers and reimbursements)	1.00	%(2)
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.95	%(2)
Ratio of net investment loss to average net assets	(0.56	)%(2)
Portfolio turnover rate	479	%(3)

*	The Fund commenced operations on April 29, 2016.

(1)	Per share calculations were performed using average shares for the period.

(2)	Annualized

(3)	Portfolio turnover is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Community Development Fund (the “Fund”) in an open-end investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust’s Agreement and Declaration of Trust permits the Trust to operate separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. Currently, the Trust offers one class of shares. The investment objectives of the Fund are to provide current income consistent with the preservation of capital and enable institutional investors that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended, (the “CRA”) to claim favorable regulatory consideration of their investment. Community Development Fund Advisors, LLC (the “Adviser”), was organized under the laws of the State of Delaware as a limited liability company on July 25, 2011 and is also registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940. Logan Circle Partners L.P. (the “Sub-Adviser”) manages the Fund’s assets under the direction of the Adviser.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund:

Use of estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At June 30, 2016, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Adviser holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Adviser’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Adviser’s own data.

For the period ended June 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

Determination of Net Asset Value and Calculation of Expenses — In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the Fund did not incur any interest or penalties.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Securities Purchased on a Delayed Delivery Basis — The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or Foreside Fund Services, LLC (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Distributor, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, CRA Servicing, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to a minimum. For the period ended June 30, 2016, the Fund paid $22,500 for these services.

The Fund has adopted a CRA servicing plan (the “CRA Servicing Plan”) with respect to Class A Shares that allows such shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares. For the period ended June 30, 2016, the Class A Shares incurred $8,034 of CRA servicing fees, an effective rate of 0.20%.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for shareholder services provided to the holders of Class A Shares. Under the Distribution Plan, the Fund may pay its distributor up to 0.25% per year of the Fund’s average daily net assets

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

attributable to its Class A Shares. For the period ended June 30, 2016, the Class A Shares did not incur any Distribution fees.

UMB Bank, N.A., (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. UMB Fund Services, Inc (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides or arranges for a third party sub-adviser to provide investment advisory services to the Fund. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until April 30, 2017 (the “expense cap”). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s Total Annual Fund Operating Expenses are below the expense cap that was in place at the time of such fee reductions or expense reimbursements. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2017. For period ended June 30, 2016, the Fund paid $12,051 for these services. As of June 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and/or reimbursed to the Adviser were $59,996, expiring in 2019.

The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

6.	Investment Transactions:

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the period ended June 30, 2016, were as follows:

Purchases:
U.S. Government	$142,119,951
Sales and Maturities:
U.S. Government	$117,866,417

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$41,030,680	$93,860	$(14,546)	$79,314

8.	Risks Associated with Financial Instruments:

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective.

Credit	Risk

The Fund had significant holdings in Fannie Mae, Freddie Mac and GNMA mortgage-backed securities. Investments in these issues may be at risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

9.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.	Other:

At June 30, 2016, 60% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 29, 2016 (commencement of operations) to June 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/29/16	Ending Account Value 6/30/16	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Class A Shares	$1,000.00	$1,012.00	1.00%	$1.65*
Hypothetical 5% Return
Class A Shares	1,000.00	1,019.95	1.00	5.04**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/365 (to reflect the commencement of operations period shown.)

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Community Development Fund who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 8, 2015 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. Kenneth H. Thomas, Ph.D., on behalf of the Adviser, attended the Board meeting in person and representatives from the Sub-Adviser attended the Board meeting via video conference, which permitted the Independent Trustees, Dr. Thomas and the representatives from the Sub-Adviser to communicate in real time and ask questions of one another. The Independent Trustees received advice from independent counsel and

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance program. The Board also considered the experience of Dr. Thomas, the managing member of the Adviser, with the Community Reinvestment Act of 1977, as amended (the “CRA”), and Dr. Thomas’s prior experience with another mutual fund that pursues a substantially similar investment strategy as the Fund. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The responses of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by the Sub-Adviser to the Fund were provided to the Board.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

THE COMMUNITY DEVELOPMENT FUND

JUNE 30, 2016 (Unaudited)

Cost of Advisory Services

In considering the advisory fees payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed a report comparing the Fund’s expense ratios and advisory fees to those paid by a peer group of mutual funds. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Registered Office

P.O. Box 2175

Milwaukee, WI 53201

Investment Adviser

Community Development Fund Advisors, LLC

6255 Chapman Field Drive

Miami, Florida 33156

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Custodian

UMB Bank, N.A.

1010 Grand Avenue

Kansas City, Missouri 64106

Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, PA 19103

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D., President

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D., President

Date: September 2, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt
Treasurer & CFO

Date: September 2, 2016